Income Tax (Tables)	12 Months Ended
Aug. 31, 2024
Income Taxes
Schedule of Income Tax
	August 31 2024	August 31 2023
	$	$
Loss before taxes	(5,808,654)	(6,712,525)
Expected income tax recovery	(1,255,377)	(1,427,529)
Non-deductible items	(532)	(831)
Change in estimates	119,349	4,271
Effect of changes in foreign and long-term tax rates		-
Change in valuation allowance	1,138,779	1,432,305
Total income taxes	2,219	8,216

Schedule of Deferred tax assets
	August 31 2024	August 31 2023
	$	$
Non-capital losses	8,738,277	8,637,353
Marketable securities	(14,051)	(14,051)
Stock based compensation	754,147	650,778
R&D	1,348,082	371,326
PPE and intangibles	(95,179)	(64,569)
Total deferred tax assets	10,731,276	9,580,837
Valuation Allowance	(10,731,276)	(9,580,837)
Net Deferred tax assets	-	-